Offerings	May 28, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities(1)
Fee Rate	0.01531%
Offering Note
(1)     Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)     There are being registered hereunder such indeterminate number of the securities of each identified class to be sold by the Registrant from time to time at unspecified prices. The securities registered for sale also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or depository shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(3)     The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
(4)    In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee in connection with the securities registered, except for $1,102,000 that has already been paid with respect to $10,000,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-270119) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis, and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share(1)
Fee Rate	0.01531%
Offering Note
(1)     Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)     There are being registered hereunder such indeterminate number of the securities of each identified class to be sold by the Registrant from time to time at unspecified prices. The securities registered for sale also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or depository shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(3)     The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
(4)    In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee in connection with the securities registered, except for $1,102,000 that has already been paid with respect to $10,000,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-270119) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis, and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share(1)
Fee Rate	0.01531%
Offering Note
(1)     Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)     There are being registered hereunder such indeterminate number of the securities of each identified class to be sold by the Registrant from time to time at unspecified prices. The securities registered for sale also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or depository shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(3)     The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
(4)    In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee in connection with the securities registered, except for $1,102,000 that has already been paid with respect to $10,000,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-270119) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis, and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depository Shares representing Preferred Stock(1)
Fee Rate	0.01531%
Offering Note
(1)     Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)     There are being registered hereunder such indeterminate number of the securities of each identified class to be sold by the Registrant from time to time at unspecified prices. The securities registered for sale also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or depository shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(3)     The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
(4)    In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee in connection with the securities registered, except for $1,102,000 that has already been paid with respect to $10,000,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-270119) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis, and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants(1)
Fee Rate	0.01531%
Offering Note
(1)     Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)     There are being registered hereunder such indeterminate number of the securities of each identified class to be sold by the Registrant from time to time at unspecified prices. The securities registered for sale also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or depository shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(3)     The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
(4)    In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee in connection with the securities registered, except for $1,102,000 that has already been paid with respect to $10,000,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-270119) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis, and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts(1)
Fee Rate	0.01531%
Offering Note
(1)     Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)     There are being registered hereunder such indeterminate number of the securities of each identified class to be sold by the Registrant from time to time at unspecified prices. The securities registered for sale also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or depository shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(3)     The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
(4)    In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee in connection with the securities registered, except for $1,102,000 that has already been paid with respect to $10,000,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-270119) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis, and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units(1)
Fee Rate	0.01531%
Offering Note
(1)     Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)     There are being registered hereunder such indeterminate number of the securities of each identified class to be sold by the Registrant from time to time at unspecified prices. The securities registered for sale also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or depository shares that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(3)     The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
(4)    In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee in connection with the securities registered, except for $1,102,000 that has already been paid with respect to $10,000,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-270119) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis, and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities(5)
Carry Forward Form Type	S-3
Carry Forward File Number	333-270119
Carry Forward Initial Effective Date	May 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	(5) The Registrant previously filed its registration statement on Form S-3 (File No. 333-270119) (the “Prior Registration Statement”) relating to the offer and sale up to an aggregate of $10,000,000,000 of any combination of the securities described in the Prior Registration Statement, for which a filing fee of $1,102,000 was paid. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 10,000,000,000 aggregate amount of the unsold securities that had previously been registered under the Prior Registration Statement (the “Unsold Securities”). Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this Registration Statement the Unsold Securities and the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. The Registrant expects to offset all or part of any registration fee due under this Registration Statement by the available fee offset of $1,102,000, with respect to the Unsold Securities, pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share(5)
Carry Forward Form Type	S-3
Carry Forward File Number	333-270119
Carry Forward Initial Effective Date	May 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	(5) The Registrant previously filed its registration statement on Form S-3 (File No. 333-270119) (the “Prior Registration Statement”) relating to the offer and sale up to an aggregate of $10,000,000,000 of any combination of the securities described in the Prior Registration Statement, for which a filing fee of $1,102,000 was paid. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 10,000,000,000 aggregate amount of the unsold securities that had previously been registered under the Prior Registration Statement (the “Unsold Securities”). Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this Registration Statement the Unsold Securities and the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. The Registrant expects to offset all or part of any registration fee due under this Registration Statement by the available fee offset of $1,102,000, with respect to the Unsold Securities, pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share(5)
Carry Forward Form Type	S-3
Carry Forward File Number	333-270119
Carry Forward Initial Effective Date	May 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	(5) The Registrant previously filed its registration statement on Form S-3 (File No. 333-270119) (the “Prior Registration Statement”) relating to the offer and sale up to an aggregate of $10,000,000,000 of any combination of the securities described in the Prior Registration Statement, for which a filing fee of $1,102,000 was paid. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 10,000,000,000 aggregate amount of the unsold securities that had previously been registered under the Prior Registration Statement (the “Unsold Securities”). Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this Registration Statement the Unsold Securities and the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. The Registrant expects to offset all or part of any registration fee due under this Registration Statement by the available fee offset of $1,102,000, with respect to the Unsold Securities, pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depository Shares representing Preferred Stock(5)
Carry Forward Form Type	S-3
Carry Forward File Number	333-270119
Carry Forward Initial Effective Date	May 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	(5) The Registrant previously filed its registration statement on Form S-3 (File No. 333-270119) (the “Prior Registration Statement”) relating to the offer and sale up to an aggregate of $10,000,000,000 of any combination of the securities described in the Prior Registration Statement, for which a filing fee of $1,102,000 was paid. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 10,000,000,000 aggregate amount of the unsold securities that had previously been registered under the Prior Registration Statement (the “Unsold Securities”). Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this Registration Statement the Unsold Securities and the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. The Registrant expects to offset all or part of any registration fee due under this Registration Statement by the available fee offset of $1,102,000, with respect to the Unsold Securities, pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants(5)
Carry Forward Form Type	S-3
Carry Forward File Number	333-270119
Carry Forward Initial Effective Date	May 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	(5) The Registrant previously filed its registration statement on Form S-3 (File No. 333-270119) (the “Prior Registration Statement”) relating to the offer and sale up to an aggregate of $10,000,000,000 of any combination of the securities described in the Prior Registration Statement, for which a filing fee of $1,102,000 was paid. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 10,000,000,000 aggregate amount of the unsold securities that had previously been registered under the Prior Registration Statement (the “Unsold Securities”). Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this Registration Statement the Unsold Securities and the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. The Registrant expects to offset all or part of any registration fee due under this Registration Statement by the available fee offset of $1,102,000, with respect to the Unsold Securities, pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts(5)
Carry Forward Form Type	S-3
Carry Forward File Number	333-270119
Carry Forward Initial Effective Date	May 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	(5) The Registrant previously filed its registration statement on Form S-3 (File No. 333-270119) (the “Prior Registration Statement”) relating to the offer and sale up to an aggregate of $10,000,000,000 of any combination of the securities described in the Prior Registration Statement, for which a filing fee of $1,102,000 was paid. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 10,000,000,000 aggregate amount of the unsold securities that had previously been registered under the Prior Registration Statement (the “Unsold Securities”). Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this Registration Statement the Unsold Securities and the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. The Registrant expects to offset all or part of any registration fee due under this Registration Statement by the available fee offset of $1,102,000, with respect to the Unsold Securities, pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Units(5)
Carry Forward Form Type	S-3
Carry Forward File Number	333-270119
Carry Forward Initial Effective Date	May 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	(5) The Registrant previously filed its registration statement on Form S-3 (File No. 333-270119) (the “Prior Registration Statement”) relating to the offer and sale up to an aggregate of $10,000,000,000 of any combination of the securities described in the Prior Registration Statement, for which a filing fee of $1,102,000 was paid. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 10,000,000,000 aggregate amount of the unsold securities that had previously been registered under the Prior Registration Statement (the “Unsold Securities”). Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this Registration Statement the Unsold Securities and the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. The Registrant expects to offset all or part of any registration fee due under this Registration Statement by the available fee offset of $1,102,000, with respect to the Unsold Securities, pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered	10,000,000,000
Maximum Aggregate Offering Price	$ 10,000,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-270119
Carry Forward Initial Effective Date	May 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,102,000
Offering Note	(5) The Registrant previously filed its registration statement on Form S-3 (File No. 333-270119) (the “Prior Registration Statement”) relating to the offer and sale up to an aggregate of $10,000,000,000 of any combination of the securities described in the Prior Registration Statement, for which a filing fee of $1,102,000 was paid. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 10,000,000,000 aggregate amount of the unsold securities that had previously been registered under the Prior Registration Statement (the “Unsold Securities”). Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this Registration Statement the Unsold Securities and the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. The Registrant expects to offset all or part of any registration fee due under this Registration Statement by the available fee offset of $1,102,000, with respect to the Unsold Securities, pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.